Plant and equipment (Details) - USD ($)	2 Months Ended	3 Months Ended	22 Months Ended
	Dec. 31, 2022	Oct. 31, 2021	Oct. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 147,700,000
Property, plant and equipment at end of period	210,400,000		$ 147,700,000
Employee salaries capitalized to assets under construction	1,400,000	$ 0
Share-based compensation cost capitalized to assets under construction	100,000
Borrowing costs capitalised	$ 3,500,000	0
Capitalisation rate of borrowing costs eligible for capitalisation	12.60%
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 107,400,000
Property, plant and equipment at end of period	167,100,000		107,400,000
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	30,000,000.0
Property, plant and equipment at end of period	32,900,000		30,000,000.0
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,600,000
Property, plant and equipment at end of period	1,800,000		1,600,000
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	200,000
Property, plant and equipment at end of period	200,000		200,000
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,500,000
Property, plant and equipment at end of period	8,400,000		8,500,000
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	153,600,000
Additions other than through business combinations, property, plant and equipment	64,000,000.0		125,000,000.0
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0		0
Property, plant and equipment at end of period	217,600,000	28,600,000	153,600,000
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	107,400,000
Additions other than through business combinations, property, plant and equipment	63,600,000		119,500,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment	(3,900,000)		(27,700,000)
Property, plant and equipment at end of period	167,100,000	15,600,000	107,400,000
Gross carrying amount | Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	34,300,000
Additions other than through business combinations, property, plant and equipment	0		200,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment	3,900,000		27,700,000
Property, plant and equipment at end of period	38,200,000	6,400,000	34,300,000
Gross carrying amount | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,800,000
Additions other than through business combinations, property, plant and equipment	300,000		1,600,000
Increase (decrease) through transfers from construction in progress, property, plant and equipment	0		0
Property, plant and equipment at end of period	2,100,000	200,000	1,800,000
Gross carrying amount | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	300,000
Additions other than through business combinations, property, plant and equipment	0		100,000
Property, plant and equipment at end of period	300,000	200,000	300,000
Gross carrying amount | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	9,800,000
Additions other than through business combinations, property, plant and equipment	100,000		3,600,000
Property, plant and equipment at end of period	9,900,000	6,200,000	9,800,000
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,900,000)
Depreciation	(1,300,000)		(3,700,000)
Property, plant and equipment at end of period	(7,200,000)	(2,200,000)	(5,900,000)
Accumulated depreciation | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0
Depreciation	0		0
Property, plant and equipment at end of period	0	0	0
Accumulated depreciation | Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,300,000)
Depreciation	(1,000,000.0)		(2,700,000)
Property, plant and equipment at end of period	(5,300,000)	(1,600,000)	(4,300,000)
Accumulated depreciation | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(200,000)
Depreciation	(100,000)		(200,000)
Property, plant and equipment at end of period	(300,000)	0	(200,000)
Accumulated depreciation | Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(100,000)
Depreciation	0		0
Property, plant and equipment at end of period	(100,000)	(100,000)	(100,000)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,300,000)
Depreciation	(200,000)		(800,000)
Property, plant and equipment at end of period	$ (1,500,000)	$ (500,000)	$ (1,300,000)